SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
On January 1, 2015, we realigned certain of our businesses among our reportable segments to correspond with internal management reporting changes and renamed our Employer Group segment to the Group segment. Our three reportable segments remain Retail, Group, and Healthcare Services. The more significant realignments included reclassifying Medicare benefits offered to groups to the Retail segment from the Group segment, bringing all of our Medicare offerings, which are now managed collectively, together in one segment, recognizing that in some instances we market directly to individuals that are part of a group Medicare account. In addition, we realigned our military services business, primarily consisting of our TRICARE South Region contract previously included in the Other Businesses category, to our Group segment as we consider this contract with the government to be a group account. Prior period segment financial information has been recast to conform to the 2015 presentation.
We manage our business with three reportable segments: Retail, Group, and Healthcare Services. In addition, the Other Businesses category includes businesses that are not individually reportable because they do not meet the quantitative thresholds required by generally accepted accounting principles. These segments are based on a combination of the type of health plan customer and adjacent businesses centered on well-being solutions for our health plans and other customers, as described below. These segment groupings are consistent with information used by our Chief Executive Officer to assess performance and allocate resources.
The Retail segment consists of Medicare and commercial fully-insured medical and specialty health insurance benefits, including dental, vision, and other supplemental health and financial protection products, marketed directly to individuals, Medicare benefits marketed to groups and includes our contract with CMS to administer the LI-NET prescription drug plan program and contracts with various states to provide Medicaid, dual eligible, and Long-Term Support Services benefits, collectively our state-based contracts. The Group segment consists of commercial fully-insured medical and specialty health insurance benefits, including dental, vision, and other supplemental health and voluntary benefit products, as well as administrative services only, or ASO, products and our health and wellness products primarily marketed to employer groups as well as military services, primarily our TRICARE South Region contract. The Healthcare Services segment includes services offered to our health plan members as well as to third parties including pharmacy solutions, provider services, home based services, clinical programs, and predictive modeling and informatics services. The Other Businesses category consists of our Puerto Rico Medicaid and closed-block long-term care insurance policies.
Our Healthcare Services intersegment revenues primarily relate to managing prescription drug coverage for members of our other segments through Humana Pharmacy Solutions®, or HPS, and includes the operations of RightSourceRx®, our mail order pharmacy business. These revenues consist of the prescription price (ingredient cost plus dispensing fee), including the portion to be settled with the member (co-share) or with the government (subsidies), plus any associated administrative fees. Services revenues related to the distribution of prescriptions by third party retail pharmacies in our networks are recognized when the claim is processed and product revenues from dispensing prescriptions from our mail order pharmacies are recorded when the prescription or product is shipped. Our pharmacy operations, which are responsible for designing pharmacy benefits, including defining member co-share responsibilities, determining formulary listings, contracting with retail pharmacies, confirming member eligibility, reviewing drug utilization, and processing claims, act as a principal in the arrangement on behalf of members in our other segments. As principal, our Healthcare Services segment reports revenues on a gross basis including co-share amounts from members collected by third party retail pharmacies at the point of service.
In addition, our Healthcare Services intersegment revenues include revenues earned by certain owned providers derived from risk-based managed care agreements with our health plans. Under these agreements, the provider receives a monthly capitated fee that varies depending on the demographics and health status of the member, for each member assigned to these owned providers by our health plans. The owned provider assumes the economic risk of funding the assigned members’ healthcare services and related administrative costs. Accordingly, our Healthcare Services segment reports provider services related revenues on a gross basis. Capitation fee revenue is recognized in the period in which the assigned members are entitled to receive healthcare services.
We present our consolidated results of operations from the perspective of the health plans. As a result, the cost of providing benefits to our members, whether provided via a third party provider or internally through a stand-alone subsidiary, is classified as benefits expense and excludes the portion of the cost for which the health plans do not bear responsibility, including member co-share amounts and government subsidies of $9.7 billion in 2014, $7.3 billion in 2013, and $6.3 billion in 2012. In addition, depreciation and amortization expense associated with certain businesses in our Healthcare Services segment delivering benefits to our members, primarily associated with our provider services and pharmacy operations, are included with benefits expense. The amount of this expense was $116 million in 2014, $93 million in 2013, and $43 million in 2012. The increase in 2013 primarily was due to amortization expense associated with the December 21, 2012 acquisition of Metropolitan.
Other than those described previously, the accounting policies of each segment are the same and are described in Note 2. Transactions between reportable segments consist of sales of services rendered by our Healthcare Services segment, primarily provider, pharmacy, and clinical programs, to our Retail and Group customers. Intersegment sales and expenses are recorded at fair value and eliminated in consolidation. Members served by our segments often utilize the same provider networks, enabling us in some instances to obtain more favorable contract terms with providers. Our segments also share indirect costs and assets. As a result, the profitability of each segment is interdependent. We allocate most operating expenses to our segments. Assets and certain corporate income and expenses are not allocated to the segments, including the portion of investment income not supporting segment operations, interest expense on corporate debt, and certain other corporate expenses. These items are managed at a corporate level. These corporate amounts are reported separately from our reportable segments and included with intersegment eliminations in the tables presenting segment results below.
Our segment results were as follows for the years ended December 31, 2014, 2013, and 2012:

	Retail	Group	Healthcare Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2014
Revenues—external customers
Premiums:
Individual Medicare Advantage	$25,782	$—	$—	$—	$—	$25,782
Group Medicare Advantage	5,490	—	—	—	—	5,490
Medicare stand-alone PDP	3,404	—	—	—	—	3,404
Total Medicare	34,676	—	—	—	—	34,676
Fully-insured	3,265	5,339	—	—	—	8,604
Specialty	256	1,098	—	—	—	1,354
Military services	—	19	—	—	—	19
Medicaid and other	1,255	—	—	51	—	1,306
Total premiums	39,452	6,456	—	51	—	45,959
Services revenue:
Provider	—	23	1,254	—	—	1,277
ASO and other	39	740	—	9	—	788
Pharmacy	—	—	99	—	—	99
Total services revenue	39	763	1,353	9	—	2,164
Total revenues—external customers	39,491	7,219	1,353	60	—	48,123
Intersegment revenues
Services	—	78	15,098	—	(15,176)	—
Products	—	—	3,749	—	(3,749)	—
Total intersegment revenues	—	78	18,847	—	(18,925)	—
Investment income	97	23	—	60	197	377
Total revenues	39,588	7,320	20,200	120	(18,728)	48,500
Operating expenses:
Benefits	33,508	5,130	—	102	(574)	38,166
Operating costs	4,576	1,936	19,307	17	(18,197)	7,639
Depreciation and amortization	165	103	155	—	(90)	333
Total operating expenses	38,249	7,169	19,462	119	(18,861)	46,138
Income from operations	1,339	151	738	1	133	2,362
Interest expense	—	—	—	—	192	192
Income (loss) before income taxes	$1,339	$151	$738	$1	$(59)	$2,170

Premium and services revenues derived from our contracts with the federal government, as a percentage of our total premium and services revenues, was approximately 73% for 2014, compared to 75% for 2013 and 2012.

	Retail	Group	Healthcare Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2013
Revenues—external customers
Premiums:
Individual Medicare Advantage	$22,481	$—	$—	$—	$—	$22,481
Group Medicare Advantage	4,710	—	—	—	—	4,710
Medicare stand-alone PDP	3,033	—	—	—	—	3,033
Total Medicare	30,224	—	—	—	—	30,224
Fully-insured	1,160	5,117	—	—	—	6,277
Specialty	210	1,095	—	—	—	1,305
Military services	—	25	—	—	—	25
Medicaid and other	328	—	—	670	—	998
Total premiums	31,922	6,237	—	670	—	38,829
Services revenue:
Provider	—	21	1,291	—	—	1,312
ASO and other	18	714	—	6	—	738
Pharmacy	—	—	59	—	—	59
Total services revenue	18	735	1,350	6	—	2,109
Total revenues—external customers	31,940	6,972	1,350	676	—	40,938
Intersegment revenues
Services	—	51	11,890	—	(11,941)	—
Products	—	—	2,803	—	(2,803)	—
Total intersegment revenues	—	51	14,693	—	(14,744)	—
Investment income	92	24	—	59	200	375
Total revenues	32,032	7,047	16,043	735	(14,544)	41,313
Operating expenses:
Benefits	27,164	4,847	—	962	(409)	32,564
Operating costs	3,232	1,860	15,372	56	(14,165)	6,355
Depreciation and amortization	146	100	151	6	(70)	333
Total operating expenses	30,542	6,807	15,523	1,024	(14,644)	39,252
Income (loss) from operations	1,490	240	520	(289)	100	2,061
Interest expense	—	—	—	—	140	140
Income (loss) before income taxes	$1,490	$240	$520	$(289)	$(40)	$1,921
Benefits expense for Other Businesses for 2013 includes $243 million for reserve strengthening associated with our closed block of long-term care insurance policies as discussed more fully in Note 18.

	Retail	Group	Healthcare Services	Other Businesses	Eliminations/ Corporate	Consolidated
	(in millions)
2012
Revenues—external customers
Premiums:
Individual Medicare Advantage	$20,788	$—	$—	$—	$—	$20,788
Group Medicare Advantage	4,064	—	—	—	—	4,064
Medicare stand-alone PDP	2,861	—	—	—	—	2,861
Total Medicare	27,713	—	—	—	—	27,713
Fully-insured	1,004	4,996	—	—	—	6,000
Specialty	171	1,070	—	—	—	1,241
Military services	—	1,017	—	—	—	1,017
Medicaid and other	185	—	—	853	—	1,038
Total premiums	29,073	7,083	—	853	—	37,009
Services revenue:
Provider	—	13	1,037	—	—	1,050
ASO and other	36	618	—	6	—	660
Pharmacy	—	—	16	—	—	16
Total services revenue	36	631	1,053	6	—	1,726
Total revenues—external customers	29,109	7,714	1,053	859	—	38,735
Intersegment revenues
Services	2	31	9,745	—	(9,778)	—
Products	—	—	2,342	—	(2,342)	—
Total intersegment revenues	2	31	12,087	—	(12,120)	—
Investment income	96	25	—	58	212	391
Total revenues	29,207	7,770	13,140	917	(11,908)	39,126
Operating expenses:
Benefits	24,751	5,676	—	894	(336)	30,985
Operating costs	2,997	1,837	12,628	46	(11,678)	5,830
Depreciation and amortization	142	86	89	5	(27)	295
Total operating expenses	27,890	7,599	12,717	945	(12,041)	37,110
Income (loss) from operations	1,317	171	423	(28)	133	2,016
Interest expense	—	—	—	—	105	105
Income (loss) before income taxes	$1,317	$171	$423	$(28)	$28	$1,911